Variable Interest Entities (Details)	5 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2014 VIEs, not primary beneficiary Agreement to manage aircraft for servicing fee entity	May 13, 2014 VIEs, not primary beneficiary Agreement to manage aircraft for servicing fee Predecessor entity	Sep. 30, 2014 VIEs, not primary beneficiary Agreement to manage aircraft for servicing fee Entities consolidated by AIG entity	Sep. 30, 2014 Consolidated VIEs Non-Recourse Financing Structures entity
Variable interest entities
Number of entities in which the entity has variable interests	1	1	2	1